THE PRIVATE SHARES FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Public Companies — 1.2%
3D Printing — 0.1%
Fathom Digital Manufacturing, Corp.(a)	Dec 2021	263,646	$2,636,460	$535,201
Consumer Web — 0.4%
Nextdoor Holding, Inc.(a)	Nov 2018	925,479	5,037,326	2,582,087
Wag Labs, Inc.(a)(b)	Oct 2018	426,552	2,314,001	844,573
			7,351,327	3,426,660
Education — 0.2%
Udemy, Inc.(a)	Aug 2019	188,448	1,900,184	2,278,336
Finance/Payments — 0.1%
Marqeta, Inc.(a)	Jul 2018	194,514	227,581	1,384,940
Healthcare/Biotech — 0.2%
23andMe Holding Co.(a)	Oct 2017	724,260	4,436,112	2,071,384
Software — 0.2%
SoundHound AI, Inc.(a)(b)	Sep 2016	736,112	3,200,767	2,399,725
TOTAL COMMON STOCK IN PUBLIC COMPANIES			19,752,431	12,096,246

Common Stock in Private Companies(b) — 35.1%
3D Printing — 0.4%
Carbon, Inc.(a)	Jun 2019	158,853	2,125,214	3,601,197
Advertising — 2.8%
GroundTruth, Inc.(a)	Oct 2016	1,659,427	446,424	381,668
NextRoll, Inc.(a)	Mar 2017	2,367,054	16,079,048	24,475,338
OpenX Software, Ltd.(a)	Jun 2015	2,899,297	2,615,386	2,203,466
WideOrbit, Inc. (a)	Oct 2015	400,000	1,100,000	1,040,000
			20,240,858	28,100,472
Aerospace — 4.9%
Axiom Space, Inc.(a)	Mar 2021	29,543	5,099,983	5,282,879
Relativity Space, Inc.(a)	Oct 2021	437,922	9,999,993	9,984,622
Space Exploration Technologies Corp.(a)	May 2019	490,200	10,049,100	34,343,412
			25,149,076	49,610,913
AgTech — 0.5%
Farmer's Business Network, Inc.(a)	Sep 2021	87,500	5,042,625	5,320,000

See accompanying Notes to the Schedule of Investments

0

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Private Companies(b) — 35.1% (Continued)
Analytics/Big Data — 3.7%
Baktus, Inc.(a)	Apr 2015	9,740	$1,500,951	$20,454
Dataminr, Inc.(a)	Sep 2015	189,583	1,559,716	6,754,842
Domino Data Lab, Inc.(a)	Apr 2021	330,000	4,118,400	5,167,800
Dremio Corp.(a)(c)	Dec 2021	166,664	1,018,383	1,361,645
INRIX, Inc.(a)	May 2014	133,238	3,026,249	6,200,630
SingleStore, Inc.(a)	May 2020	1,678,366	8,010,544	10,775,110
Tealium, Inc.(a)	Sep 2020	200,000	1,300,000	2,444,000
ThoughtSpot, Inc.(a)	Oct 2018	162,087	1,745,759	4,267,751
			22,280,002	36,992,232
Artificial Intelligence — 2.9%
Brain Corp.(a)	Dec 2020	2,375,000	9,540,000	10,260,000
Cerebras Systems, Inc.(a)	Feb 2022	309,813	6,946,627	6,648,587
Nanotronics Imaging, Inc.(a)	Aug 2022	76,504	7,803,408	12,626,144
			24,290,035	29,534,731
Clean Technology — 0.0%
WiTricity Holdings, Inc.(a)(c)	Mar 2021	166,667	1,667	500,001
e-Commerce — 0.6%
1661, Inc. (d.b.a. GOAT)(a)(c)	Sep 2021	128,148	760,724	707,377
CaaStle, Inc.(a)	Mar 2022	859,884	0	5,021,722
			760,724	5,729,099
Education — 1.6%
Course Hero, Inc.(a)	Jun 2020	270,000	3,429,200	9,385,200
Eruditus Learning Solutions Pte., Ltd.(a)(c)	Aug 2021	36,265	5,092,426	4,969,756
Udacity, Inc.(a)	Nov 2018	448,075	2,884,586	2,258,298
			11,406,212	16,613,254
Enterprise Software — 3.1%
Algolia, Inc.(a)	Jan 2020	45,000	420,000	1,248,750
Automation Anywhere, Inc.(a)	Jul 2021	189,449	4,019,940	3,586,269
D2iQ, Inc.(a)	Feb 2019	165,000	1,605,450	272,250
Docker, Inc.(a)	May 2017	2,500	531,250	74,150
EquipmentShare.com, Inc.(a)	Oct 2021	694,800	9,985,874	10,755,504
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.)(a)	May 2019	788,562	3,420,734	6,150,784
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.)(a)	Nov 2020	190,009	1,235,126	1,540,821
Trax, Ltd. (a)	Mar 2020	149,970	5,100,000	7,897,420
			26,318,374	31,525,948

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Private Companies(b) — 35.1% (Continued)
Finance/Payments — 4.5%
Betterment Holdings, Inc.(a)	Mar 2021	1,457,800	$14,999,995	$18,047,564
Circle Internet Financial, Ltd.(a)	Apr 2018	290,200	2,604,825	14,205,290
ConsenSys Software, Inc.(a)	May 2022	31,010	3,703,824	4,191,312
Payward, Inc. (d.b.a. Kraken)(a)	Jun 2021	105,218	5,079,228	5,403,997
Prosper Marketplace, Inc.(a)	Jan 2016	244,130	1,307,998	180,656
Upgrade, Inc.(a)	Apr 2022	661,053	2,900,002	3,622,570
			30,595,872	45,651,389
Hardware — 0.3%
Tempo Automation, Inc.(a)	Aug 2019	550,000	1,868,000	2,975,500
Healthcare/Biotech — 2.8%
Click Therapeutics, Inc. (a)	Nov 2020	1,000,000	3,500,000	3,240,000
Color Health, Inc. (a)	Feb 2022	139,486	10,039,927	13,944,416
Devoted Health, Inc. (a)	Aug 2022	177,776	9,999,953	9,999,900
ZocDoc, Inc.(a)	Feb 2015	61,016	1,321,708	1,084,254
			24,861,588	28,268,570
Hosting/Storage — 0.4%
Rubrik, Inc.(a)	Sep 2019	126,281	3,220,166	3,847,782
Security — 4.7%
Arctic Wolf Networks, Inc.(a)	Dec 2021	1,522,151	16,045,660	14,445,213
Code42 Software, Inc.(a)	May 2016	330,000	754,500	960,300
Contrast Security, Inc. (a)	Sep 2022	31,250	255,000	455,625
Exabeam, Inc.(a)	Jul 2021	54,500	1,590,855	1,414,275
Lookout, Inc.(a)	Jul 2022	1,869,160	10,000,006	20,093,470
Malwarebytes, Inc.(a)	Dec 2019	188,173	1,129,038	3,095,446
Tanium, Inc.(a)	Apr 2019	640,000	4,787,200	6,502,400
			34,562,259	46,966,729
Software — 1.1%
Discord, Inc.(a)(c)	Dec 2021	9,091	5,125,792	4,994,504
Mynd Management, Inc.(a)	Dec 2021	340,202	6,130,637	6,062,400
			11,256,429	11,056,904
Transportation — 0.8%
Flexport, Inc.(a)	Jul 2022	538,387	7,260,075	7,747,389
TOTAL COMMON STOCK IN PRIVATE COMPANIES			251,239,176	354,042,110

Preferred Stock in Private Companies(b) — 37.0%
Advertising — 0.0%
GroundTruth, Inc., Preferred Series B-1(a)	Jan 2017	600,000	149,200	138,000

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Preferred Stock in Private Companies(b) — 37.0% (Continued)
Aerospace — 3.5%
Axiom Space, Inc., Preferred Series B(a)	Dec 2020	32,221	$2,019,958	$5,761,759
Beta Technologies, Inc., Preferred Series A(a)	Apr 2021	40,944	2,999,967	4,224,193
Beta Technologies, Inc., Preferred Series B(a)	Apr 2022	58,156	5,999,954	5,999,955
Radian Aerospace, Inc., Preferred Series Seed 2(a)	Sep 2021	607,336	1,999,997	1,998,135
Relativity Space, Inc., Preferred Series E(a)	Jul 2021	437,922	10,299,992	9,993,380
Voyager Space Holdings, Inc., Preferred Series B(a)	Mar 2022	192,061	7,499,982	7,499,982
			30,819,850	35,477,404
AgTech — 1.8%
CIBO Technologies, Inc., Preferred Series C(a)(c)	Aug 2021	600,000	3,090,000	2,850,000
Farmer's Business Network, Inc., Preferred Series G(a)	Sep 2021	160,880	10,199,946	9,895,729
Invaio Sciences, Inc., Preferred Series C(a)(c)	Mar 2021	1,061,390	5,150,000	5,264,494
			18,439,946	18,010,223
Analytics/Big Data — 3.5%
Databricks, Inc., Preferred Series G(a)(c)	Jul 2022	182,664	10,799,704	12,086,877
Dataminr, Inc., Preferred Series A(a)	Apr 2019	20,000	198,000	712,600
Dataminr, Inc., Preferred Series B(a)	Apr 2019	87,496	866,211	3,117,482
Dremio Corp., Preferred Series E(a)(c)	Dec 2021	469,594	4,070,000	3,921,110
Heap, Inc., Preferred Series C(a)	May 2019	1,361,503	4,999,997	10,783,104
Heap, Inc., Preferred Series D(a)	Nov 2021	84,047	711,170	689,185
Pavilion Data Systems, Inc., Preferred Series C-1(a)	Apr 2021	2,038,687	6,059,997	4,118,148
			27,705,079	35,428,506
Artificial Intelligence — 2.6%
Nanotronics Imaging, Inc., Preferred Series F-2(a)	Apr 2022	90,888	15,300,066	15,000,065
VerbIT, Inc., Preferred Series A(a)	Nov 2021	47,640	693,256	673,496
VerbIT, Inc., Preferred Series B(a)	Nov 2021	288,180	4,194,173	4,074,055
VerbIT, Inc., Preferred Series E-1(a)	Nov 2021	423,720	6,166,668	6,081,954
VerbIT, Inc., Preferred Series Seed 2(a)	Nov 2021	65,000	945,904	918,917
			27,300,067	26,748,487
Clean Technology — 0.4%
WiTricity Holdings, Inc., Preferred Series A(a)	Oct 2020	1,000,000	1,020,000	3,000,000
WiTricity Holdings, Inc., Preferred Series B(a)	Jun 2022	333,253	999,999	999,759
			2,019,999	3,999,759
Consumer Web — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B(a)	Oct 2014	7,961	100,012	129,366

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Preferred Stock in Private Companies(b) — 37.0% (Continued)
e-Commerce — 5.7%
1661, Inc. (d.b.a. GOAT), Preferred Series A-1(a)(c)	Sep 2021	112,563	$668,206	$621,348
1661, Inc. (d.b.a. GOAT), Preferred Series A-5(a)(c)	Sep 2021	2,394	14,211	13,215
1661, Inc. (d.b.a. GOAT), Preferred Series A-7(a)(c)	Sep 2021	146,495	869,637	808,652
1661, Inc. (d.b.a. GOAT), Preferred Series B(a)(c)	Sep 2021	231,687	1,375,362	1,278,912
1661, Inc. (d.b.a. GOAT), Preferred Series C(a)(c)	Sep 2021	237,913	1,412,322	1,313,280
CaaStle, Inc., Preferred Series A-12(a)	Dec 2021	1,740,786	10,792,870	10,496,940
GrubMarket, Inc., Preferred Series D(a)	Oct 2020	440,742	1,999,999	6,318,654
GrubMarket, Inc., Preferred Series E(a)	Jun 2021	1,520,838	14,999,995	21,803,342
GrubMarket, Inc., Preferred Series F(a)	Feb 2022	697,526	9,999,982	10,000,012
Lyst, Ltd., Preferred Series E(a)	Jul 2021	401,929	5,172,500	4,630,222
			47,305,084	57,284,577
Education — 0.6%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1(a)	Jul 2021	193,100	6,146,189	5,725,415
Enterprise Software — 4.0%
Checkr, Inc., Preferred Series A-1(a)	Mar 2020	150,000	1,405,000	2,824,500
Cohere Technologies, Inc., Preferred Series D-1(a)	Feb 2022	279,571	1,999,995	1,940,223
Cohere Technologies, Inc., Preferred Series D-2(a)	Dec 2020	386,038	2,071,233	2,590,315
EquipmentShare.com, Inc., Preferred Series E(a)	May 2022	323,064	4,999,997	5,001,031
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series E(a)	May 2021	638,843	4,599,996	4,982,975
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series F(a)	Jun 2022	1,923,076	14,999,993	14,999,993
Ocrolus, Inc., Preferred Series C(a),(c)	Aug 2021	438,327	3,062,500	2,669,411
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.), Preferred Series Seed 2(a)	Nov 2020	123,819	804,870	1,004,073
Trax, Ltd., Pre IPO(a)	Mar 2021	76,722	3,999,978	4,040,181
			37,943,562	40,052,702
Finance/Payments — 5.4%
Betterment Holdings, Inc., Preferred Series F(a)	Sep 2021	318,380	3,999,999	3,970,199
BlockFi, Inc., Preferred Series E(a)(c)	Jul 2021	40,201	3,045,000	800,000
ConsenSys Software, Inc., Preferred Series D(a)(c)	Feb 2022	35,699	5,075,000	4,917,537
Fundbox, Ltd., Preferred Series C(a)	Jun 2019	439,552	4,999,992	6,197,683
Fundbox, Ltd., Preferred Series D(a)	Sep 2021	531,914	7,499,988	7,499,987
Payward, Inc. (d.b.a. Kraken), Preferred Series A(a)	Nov 2021	262,210	13,768,164	13,467,106
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed(a)	Apr 2022	67,000	3,505,340	3,441,120
Prosper Marketplace, Inc., Preferred Series A(a)	Jan 2016	55,395	305,781	40,992
Prosper Marketplace, Inc., Preferred Series A-1(a)	Jan 2016	58,165	116	86,666
Ripple Labs, Inc., Preferred Series A(a)	Dec 2018	42,000	504,000	2,674,560
Upgrade, Inc., Preferred Series C-1(a)	Mar 2022	2,000,000	10,160,000	10,960,000
			52,863,380	54,055,850

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2022 (Unaudited)

	Acquisition Date	Shares/ Principal	Cost	Fair Value
Preferred Stock in Private Companies(b) — 37.0% (Continued)
FoodTech — 0.5%
Impossible Foods, Inc., Preferred Series H-1(a)(c)	Nov 2021	153,494	$3,746,778	$3,608,644
Impossible Foods, Inc., Preferred Series H-2(a)(c)	Nov 2021	53,389	1,303,222	1,255,175
			5,050,000	4,863,819
Hardware — 0.3%
Hydrow, Inc., Preferred Series D(a)	Feb 2022	435,304	4,999,989	2,612,521
Healthcare/Biotech — 2.1%
Click Therapeutics, Inc., Preferred Series A(a)	Nov 2020	60,087	210,304	194,682
Collective Health, Inc., Preferred Series F(a)	May 2021	3,989,361	3,120,000	2,752,659
Crossover Health Management Services, Inc., Preferred Series D(a)	Mar 2021	239,125	8,503,127	9,983,469
Omada Health, Inc., Preferred Series E(a)	Dec 2021	1,334,400	7,999,995	7,939,680
ZocDoc, Inc., Preferred Series A(a)	Feb 2015	35,000	875,000	621,950
			20,708,426	21,492,440
Security — 2.3%
Contrast Security, Inc., Preferred Series A(a)	Jul 2022	828,514	10,300,003	12,079,734
Cybereason, Inc., Preferred Series F(a)(c)	Jul 2021	1,510,600	7,631,457	7,130,032
Exabeam, Preferred Series A(a)	Nov 2020	80,000	1,020,000	2,076,000
Lookout, Inc., Preferred Series A(a)	Feb 2015	204,000	1,927,800	2,193,000
			20,879,260	23,478,766
Software — 1.0%
Roofstock, Inc., Preferred Series E(a)	Mar 2022	339,154	9,999,990	9,706,587
Transportation — 3.3%
Clearmotion, Inc., Preferred Series A-4(a)	Mar 2022	12,954,589	1,250,000	1,562,323
Flexport, Inc., Preferred Series A(a)	Jun 2022	580,165	8,489,030	8,348,574
Flexport, Inc., Preferred Series B-1(a)	Jul 2022	69,790	944,665	1,004,278
Flexport, Inc., Preferred Series D-3(a)	Jul 2022	82,613	1,117,776	1,188,801
Hyperloop Technologies, Inc., Preferred Series B-1(a)	Jun 2017	4,144	999,999	137,001
Hyperloop Technologies, Inc., Preferred Series C(a)	May 2019	12,992	37,938	37,937
Loadsmart, Inc., Preferred Series D(a)	Jan 2022	500,000	10,000,000	9,970,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D(a)	Mar 2019	20,618,556	5,000,000	1,855,670
Turo, Inc., Preferred Series D-1(a)	Jun 2018	628,035	2,932,295	9,470,768
			30,771,703	33,575,352
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			343,201,736	372,779,774

Simple Agreement for Future Equity in Private Companies(b) — 0.1%
Aerospace — 0.1%
Xplore, Inc.(a)	Feb 2022	$1,000,000	1,000,000	1,000,000
TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY IN PRIVATE COMPANIES			1,000,000	1,000,000

Convertible Notes in Private Companies(b) — 6.0%
Aerospace — 1.5%
Axiom Space, Inc., 3.00% 8/11/2023	Aug 2021	$15,000,000	15,000,000	15,000,000
Hosting/Storage — 1.0%
TMGcore, Inc., 4.00% 8/11/2026	Dec 2021	$10,000,000	10,000,000	10,000,000

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2022 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Fair Value
Convertible Notes in Private Companies(b) — 6.0% (Continued)
Software — 2.0%
Tradeshift Holdings, Inc., 3.00% 6/16/2023	Jun 2021	$10,000,000	$10,035,343	$10,000,000
Tradeshift Holdings, Inc., 5.00% 11/22/2023(d)	Nov 2021	$5,000,000	5,000,000	5,000,000
Tradeshift Holdings, Inc., 5.00% 3/25/2024	Mar 2022	$5,000,000	5,000,000	5,000,000
			20,035,343	20,000,000
Transportation — 1.5%
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 10/29/2025	Oct 2021	$15,000,000	15,000,000	15,000,000
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	$253,169	253,169	253,169
			15,253,169	15,253,169
TOTAL CONVERTIBLE NOTES IN PRIVATE COMPANIES			60,288,512	60,253,169

Warrants in Private Companies(b) — 1.1%
Software — 1.1%
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 11/21/2031(a)	Nov 2021	213,797	0	2,687,685
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 9/9/2031(a)	Dec 2021	427,594	0	5,375,370
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 3/25/2032(a)	Mar 2022	213,797	0	2,687,663
			0	10,750,718
Transportation — 0.0%
Clearmotion, Inc., Exercise Price $2.70, Exercise Date 3/9/2029(a)	Mar 2022	5,181,836	0	488,129
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027(a)	Jun 2020	25,317	0	1,939
			0	490,068
TOTAL WARRANTS IN PRIVATE COMPANIES			0	11,240,786

Short-Term Investments — 19.3%
Demand Deposit — 19.3%
Goldman Sachs Government Fund, 2.87%, (e)			195,294,827	195,294,827

TOTAL SHORT-TERM INVESTMENTS			195,294,827	195,294,827

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
TOTAL INVESTMENTS — 99.8%			$870,776,682	$1,006,706,912
Other assets less liabilities — 0.2%				1,655,693

NET ASSETS — 100.0%				$1,008,362,605

(a)	Non-income producing

(b)	Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. As of September 30, 2022 restricted securities represented 79.59% of the net assets of the Fund.

(c)	These securities have been purchased through Special Purpose Vehicles in which the Fund has a direct investment of ownership units of the Vehicles. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the Vehicle and the Fund’s ownership percentage.

(d)	Denotes a variable rate security. The rate shown is the current interest rate as of September 30, 2022.

(e)	Represents the 7-day effective yield as of September 30, 2022.

All issuers are based in the United States, except for Lyst, Ltd. and OpenX Software, Ltd., which are based in the UK, and Trax, Ltd., Eruditus Learning Solutions Pte., Ltd., and Fundbox, Ltd., which are based in the Cayman Islands, Singapore, and Israel, respectively.